Net finance costs (Tables)	12 Months Ended
Dec. 31, 2019
Net Finance Costs [Abstract]
Summary of Net Finance Costs/(Income)

(a) Net finance costs/(income)

	2019 £m	2018 £m	2017 £m

Interest expense	1,676	1,592	1,079
Interest expense on lease liabilities	32	1	2

Facility fees	10	13	13

Interest related to adjusting tax payables (note 4(b))	80	41	43

Acquisition of RAI (note 4(b))	–	–	153

Fair value changes on derivative financial instruments and hedged items	367	(154)	(149)

Hedge ineffectiveness (note 4(b))	–	–	9

Venezuela hyperinflation (note 4(b))	–	(45)	–

Exchange differences on financial liabilities	(353)	36	47

Finance costs	1,812	1,484	1,197

Interest under the effective interest method	(84)	(68)	(83)

Dividend income	–	–	(1)

Exchange differences on financial assets	(126)	(35)	(19)

Finance income	(210)	(103)	(103)

Net finance costs	1,602	1,381	1,094